Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	NTP
Entity Registrant Name	NAM TAI PROPERTY INC.
Entity Central Index Key	0000829365
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	38,631,991
Entity Interactive Data Current	Yes
Entity File Number	001-31583
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Nam Tai Estate
Entity Address, Address Line Two	No. 2, Namtai Road, Gushu Community, Xixiang Township
Entity Address, Address Line Three	Baoan District
Entity Address, City or Town	Shenzhen City, Guangdong Province
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Contact Personnel Name	Raymond Wen
City Area Code	(852)
Local Phone Number	3955-2809
Contact Personnel Fax Number	(86755) 2747-2636
Title of 12(b) Security	Common shares, $0.01 par value per share
Security Exchange Name	NYSE